Operating Revenues - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Recognition from revenue from contract liability	$ 9.1	$ 11.4	$ 10.5